Intangible Assets, Net	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
Intangible assets, net
8.	Intangible assets, net

Intangible assets, net, consist of the following:

	As of December 31,
	2022	2023
	USD	USD
Software	$457,640	$444,574
Total cost	$457,640	$444,574
Less: Accumulated amortization	(368,165)	(377,715)
Intangible assets, net	$89,475	$66,859

Amortization expense was $ 9,550, $17,212 and $39,601 for the years ended December 31, 2023, 2022 and 2021, respectively.